S000054182 [Member] Investment Strategy - Sit ESG Growth Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in equity securities of growth companies that have strong environmental, social and corporate governance (ESG) practices. For purposes of the 80% policy, growth companies are companies that have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the MSCI World Index during the past 12 months. For purposes of the 80% policy, Sit Investment Associates, Inc. (the “Adviser”) will consider ESG screens from third-party providers that rank companies within an industry or sector based on several ESG characteristics, or the Adviser’s own ranking of a company’s ESG practices if such ranking is not available or the Adviser believes the available third-party ranking is not accurate. The Adviser deems an issuer to have strong ESG practices when its ESG ranking is in the top 50th percentile of its industry or sector. ESG factors often require a subjective analysis and are subject to change. Environmental factors may include, for example, environmental footprint, pollution impact, and resource management. Social factors may include, for example, human capital concerns, product safety, workplace diversity and employee welfare. Governance factors may include, for example, corporate governance concerns, business ethics, sustainability policy and public policy concerns.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.
The Adviser invests in growth-oriented companies it believes exhibit the potential for superior growth. The Fund focuses on stocks issued by companies with long records of earnings and revenue growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return, and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:
›	unique product or service,
›	growing product demand,
›	dominant and growing market share,
›	management experience and capabilities, and
›	strong financial condition.
The Fund invests in the common stock of U.S. and foreign companies, and in American Depository Receipts and Global Depository Receipts of foreign companies. The Fund invests primarily in companies of large to medium capitalizations (companies with market capitalizations in excess of $2 billion).
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals, anticipated earnings, financial position and ESG practices or ranking.